Note 13 - Related Parties (Details Textual) - USD ($)			12 Months Ended
	Nov. 29, 2018	Sep. 28, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 23,900	$ 1,817	$ 2,000
Company Owned by Employees [Member]
Payments for Rent			$ 200,000	$ 100,000
David E. Chhymiak [Member]
Percentage of Outstanding Common Stock Owned by a Related Party			26.00%
Kenneth A. Chymiak [Member]
Percentage of Outstanding Common Stock Owned by a Related Party			19.00%
Chief Technology Officer, Director, and Substantial Shareholder [Member] | Tulsat [Member]
Lessee, Operating Lease, Term of Contract		10 years
Lessee, Operating Lease, Monthly Rent		$ 44,000
Chief Technology Officer, Director, and Substantial Shareholder [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 5,000,000